Revenue (Details) - Schedule of material revenue recognised - GBP (£) £ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Type of goods
Revenue	£ 248,209	[1]	£ 39,945	[1]	£ 162,208	£ 1,176
Retail [Member]
Type of goods
Total gross invoiced income	207,948		36,902		150,420	1,078
Wholesale [Member]
Type of goods
Total gross invoiced income	12,774		2,509		8,667	90
Other Sales [Member]
Type of goods
Total gross invoiced income	£ 27,487		£ 534		£ 3,121	£ 8

[1]	Revenue excludes £7.5 million of sales where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue.